Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr. 23, 2013
Class A and C Shares | Lion Global Investors Asian Credit High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Lion Global Investors Asian Credit High Yield Fund (the “Asian Credit High Yield Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asian Credit High Yield Fund seeks total investment return consisting of a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 30 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 12 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in U.S. dollar denominated debt securities of sovereign and corporate issuers in the Asian markets. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in non-investment grade debt or debt-related securities (commonly referred to as "high yield" or "junk bonds") of Asian sovereign issuers, as well as high yield securities of non-governmental entities underwritten in, and sold primarily to investors in, the Asian markets. Shareholders will be given 60 days' advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund will not be required to meet a minimum rating standard. Debt securities in which the Fund may invest include corporate bonds, debentures and notes, floating rate bonds, convertible debt securities and credit-linked notes. The Fund invests primarily in securities denominated in US dollars, but may have an allocation to securities in Asian or other currencies. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

		In an effort to track its benchmark, the Fund may invest more than of 25% of its total assets in one or more industry or group of industries or in the sovereign debt of a single country provided the industry, group of industries or sovereign debt of a single country represent 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in any one industry or in the sovereign debt of a single country. The Fund currently anticipates that it will invest more than 25% of its total assets in sovereign debt and real estate industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.

Interest Rate Risk. Changes in interest rates will affect the value of a portfolio's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments may be denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.

Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.

Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Concentration Risk. To the extent that the Fund may concentrate its investments in a single industry or the sovereign debt of a single country, the Fund's performance will depend to a greater extent on the overall condition of that industry or country, and there is increased risk to the Fund if conditions adversely affect that industry or country. For instance, a Fund may be especially susceptible to the following factors affecting particular industries or countries: (i) global and economic business cycles; (ii) rapid changes in products or services; (iii) competitive pressures; or (iv) regulations and policies imposed by governments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class A and C Shares | Lion Global Investors Asian Credit High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%	[3]
1 year	rr_ExpenseExampleYear01	571
3 years	rr_ExpenseExampleYear03	879
1 year	rr_ExpenseExampleNoRedemptionYear01	571
3 years	rr_ExpenseExampleNoRedemptionYear03	879
Class A and C Shares | Lion Global Investors Asian Credit High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%	[3]
1 year	rr_ExpenseExampleYear01	328
3 years	rr_ExpenseExampleYear03	703
1 year	rr_ExpenseExampleNoRedemptionYear01	228
3 years	rr_ExpenseExampleNoRedemptionYear03	703

[1]	On shares redeemed within one year of purchase.
[2]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50% and 2.25% respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.